COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2017
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Payments Under Operating Leases
Twelve months ended September 30,	RMB
2018	61,274,294
2019	33,979,752
2020	29,512,526
2021	28,934,802
2022	25,855,715
Thereafter	72,304,332
Total	251,861,421

Schedule of Long-term Purchase Commitment
Twelve months ended September 30,	RMB
2018	1,187,472,657
2019	1,534,655,558
Thereafter	136,800,000
Total	2,858,818,215